Accumulated other comprehensive (loss) (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of changes in accumulated other comprehensive (loss), by component
The changes in accumulated other comprehensive (loss), by component, for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the year ended December 31, 2020
(Millions)	Foreign currency translation adjustment	Total
Balance, beginning of year	$(237.5)	$(237.5)
Other comprehensive income	126.3	126.3
Balance, end of year	$(111.2)	$(111.2)

	For the year ended December 31, 2019
(Millions)	Foreign currency translation adjustment	Total
Balance, beginning of year	$(202.4)	$(202.4)
Other comprehensive (loss)	(35.1)	(35.1)
Balance, end of year	$(237.5)	$(237.5)

	For the year ended December 31, 2018
(Millions)	Foreign currency translation adjustment	Total
Balance, beginning of year	$(140.5)	$(140.5)
Other comprehensive (loss)	(61.9)	(61.9)
Balance, end of year	$(202.4)	$(202.4)